Schedule H, line 4i-Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
Employees' 401(k) Savings and Investment Plan
Schedule H, line 4i-Schedule of Assets (Held at End of Year)
Schedule H, line 4i-Schedule of Assets (Held at End of Year)

Saga Communications, Inc.

Employees’ 401(k) Savings and Investment Plan

Employer ID # 38-3042953Plan #001

Schedule H, line 4i—Schedule of Assets (Held at End of Year)
December 31, 2025

	(b) Identity	(c ) Description of Investments,
	of Issue, Borrower,	Including Maturity Date, Rate of		(e ) Current
(a)	Lessor or Similar Party	Interest, in fair value of investments	(d) Cost (1)	Value

*	Principal Fixed Income Guaranteed Option	Investment Contract		$11,424,075
*	JP Morgan Large Cap Growth R6 Fund	Mutual Fund		4,423,288
*	Vanguard Equity Income Admiral Fund	Mutual Fund		4,394,345
*	Fidelity 500 Index Fund	Mutual Fund		3,889,373
*	MFS International Diversification R3 Fund	Mutual Fund		3,533,780
*	Thornburg Strategic Income T6 Fund	Mutual Fund		3,087,345
*	Fidelity Advisor Total Bond I Fund	Mutual Fund		2,888,532
*	Fidelity International Index Fund	Mutual Fund		2,427,185
*	Fidelity US Bond Index Fund	Mutual Fund		2,129,017
*	Fidelity Mid Cap Index Fund	Mutual Fund		1,474,848
*	Fidelity Small Cap Index Fund	Mutual Fund		1,148,629
*	Allspring Special Mid Cap Value A Fund	Mutual Fund		1,108,563
*	T. Rowe Price Diversified Mid-Cap Growth Fund	Mutual Fund		1,054,709
*	Fidelity Advisor Small Cap Value I Fund	Mutual Fund		993,276
*	Putnam Small Cap Growth A Fund	Mutual Fund		821,958
*	American Funds New Work R2 Fund	Mutual Fund		724,874
*	Cohen & Steers Realty Shares Fund	Mutual Fund		27,587

*	Saga Communications, Inc.	Common Stock		1,957,750
*	Participant loans receivable	Interest rates 4.25% - 9.5%		308,976
	Total investments			$47,818,110

(1)	Cost is not required for participant-directed investments.
*	Principal Financial Group, including associated funds, participants and the Company are parties-in-interest.